Offerings	Mar. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	common shares, no par value
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered hereby such indeterminate number of additional securities as may be issued or issuable to prevent dilution resulting from share splits, share dividends or similar transactions. (2) Includes (a) common shares that may be purchased by the underwriter pursuant to its over-allotment option and (b) all common shares initially offered and sold outside the United States that may be resold from time to time in the United States either as part of the distribution or within 40 days after the later of the effective date of this registration statement and the date the securities are first bona fide offered to the public. (3) Maximum aggregate offering price estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act. The registrant previously paid a fee of $4,135.61 related to the maximum aggregate offering price of $25,000,000, which is applied to the registrant's total registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	warrants to be issued to the underwriter
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, there are also being registered hereby such indeterminate number of additional securities as may be issued or issuable to prevent dilution resulting from share splits, share dividends or similar transactions. (2) The registrant has agreed to issue to Joseph Gunnar & Co., LLC warrants (the "Underwriter Warrants") to purchase a number of common shares equal to an aggregate of 5% of the total number of common shares sold in this offering, including any common shares sold pursuant to the underwriter's option to purchase additional common shares. Resales of the Underwriter Warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act, are registered hereby. Resales of common shares issuable upon exercise of the Underwriter Warrants are also being similarly registered on a delayed or continuous basis hereby. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Underwriter Warrants is $1,035,000 which is equal to 120% of $862,500 (5% of $17,250,000). (3) The Underwriter Warrants are exercisable at a price per common share equal to 120% of the public offering price per common share. The Underwriter Warrants will be exercisable commencing six months after the closing of this offering and will expire five years from the commencement of sales in this offering. (4) No registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	common shares, no par value, underlying warrants to be issued to the underwriter
Maximum Aggregate Offering Price	$ 1,035,000.00
Amount of Registration Fee	$ 142.93
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, there are also being registered hereby such indeterminate number of additional securities as may be issued or issuable to prevent dilution resulting from share splits, share dividends or similar transactions. (2) The registrant has agreed to issue to Joseph Gunnar & Co., LLC the "Underwriter Warrants" to purchase a number of common shares equal to an aggregate of 5% of the total number of common shares sold in this offering, including any common shares sold pursuant to the underwriter's option to purchase additional common shares. Resales of the Underwriter Warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act, are registered hereby. Resales of common shares issuable upon exercise of the Underwriter Warrants are also being similarly registered on a delayed or continuous basis hereby. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Underwriter Warrants is $1,035,000 which is equal to 120% of $862,500 (5% of $17,250,000). (3) Maximum aggregate offering price estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act. The registrant previously paid a fee of $4,135.61 related to the maximum aggregate offering price of $25,000,000, which is applied to the registrant's total registration fee.